Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of income taxes [line items]
Income tax statutory rate	26.50%	26.50%
Non-capital losses available to reduce future taxable income	$ 256.9	$ 296.7
Deductible capital losses	95.9	90.3
Investment tax credits receivable	61.4	45.4
Refundable investment tax credits receivable	51.0	35.7
Investment tax credits receivable available to reduce future taxable income	10.4	9.7
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	220.3	294.9
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 36.6	$ 1.8